Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 69,735	$ 38,726
Accounts receivable, net of provision for credit losses (Note 3)	9,049	9,110
Deferred voyage expenses	0	20
Inventories	710	3,037
Prepaid expenses and other assets	1,865	2,524
Current assets from discontinued operations	0	46
Total current assets	81,359	53,463
FIXED ASSETS:
Advances for vessel under construction and other vessels' costs (Note 5)	10,911	0
Vessels, net (Note 6)	230,434	236,607
Property and equipment, net	57	72
Total fixed assets	241,402	236,679
NON-CURRENT ASSETS:
Restricted cash, non-current (Note 7)	1,000	1,000
Right of use asset under operating leases (Note 8)	127	163
Deferred charges, net	1,740	1,098
Other non-current assets	0	522
Prepaid charter revenue	0	54
Total non-current assets	2,867	2,837
Total assets	325,628	292,979
CURRENT LIABILITIES:
Current portion of long-term bank debt, net of unamortized deferred fin. costs (Note 7)	15,786	16,746
Accounts payable, trade and other	2,386	4,580
Due to related parties (Note 4)	$ 298	$ 335
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities	$ 2,050	$ 2,889
Deferred revenue (Note 3)	1,889	1,378
Lease liabilities, current (Note 8)	61	73
Current liabilities from discontinued operations	0	98
Total current liabilities	22,470	26,099
LONG-TERM LIABILITIES:
Long-term bank debt, net of unamortized deferred financing costs (Note 7)	103,519	110,929
Other liabilities, non-current	181	156
Long-term lease liabilities (Note 8)	66	90
Commitments and contingencies (Note 8)
Fair value of warrants' liability (Notes 9 and 11)	353	0
Total long-term liabilities	104,119	111,175
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, 50,726 and 136,261 Series B, and 1,485,862 and 1,314,792 Series C issued and outstanding as at June 30, 2023 and December 31, 2022, respectively (Note 9)	16	15
Common stock, $0.01 par value; 500,000,000 shares authorized; 11,439,272 and 4,187,588 issued and outstanding as at June 30, 2023 and December 31, 2022, respectively (Note 9)	114	42
Additional paid-in capital (Note 9)	534,350	513,623
Other comprehensive income	66	66
Accumulated deficit	(335,507)	(358,041)
Total stockholders' equity	199,039	155,705
Total liabilities and stockholders' equity	$ 325,628	$ 292,979